Integrity VAROOM II

May 4, 2017

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:     Separate Account I of Integrity Life Insurance Company
File Nos. 333-178438 and 811-04844
VAROOM II Prospectus and Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 7 to its Registration Statement number 333-178438 on Form N-4, which was filed electronically on April 28, 2017.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Senior Counsel – Securities
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1854